Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
During 2015 and 2014, the Company held a 35% non-controlling interest in CDW UK until August 1, 2015 when the Company purchased the remaining 65% of its outstanding common stock. The Company recorded $10 million in Net sales to CDW UK during the normal course of business in 2015 prior to the acquisition of CDW UK. Net sales to CDW UK during the period in 2014 in which the Company held CDW UK as an equity investment were not significant.
On November 30, 2015, the Company completed a public offering of 9.2 million shares of its common stock by certain selling stockholders, which included 1.2 million shares sold by the selling stockholders to the underwriters pursuant to the grant of an option that was exercised in full. The Company did not receive any proceeds from the sale of these shares. Upon completion of this offering, the Company purchased from the underwriters 1.0 million of the shares of its common stock that were subject to the offering at a price per share equal to the price paid by the underwriters to the selling stockholders in the offering.
On August 18, 2015, the Company completed a public offering of approximately 12.9 million shares of its common stock by certain selling stockholders, which included 1.7 million shares sold by the selling stockholders to the underwriters pursuant to the grant of an option that was exercised in full. The Company did not receive any proceeds from the sale of these shares. Upon completion of this offering, the Company purchased from the underwriters 2.3 million of the shares of its common stock that were subject to the offering at a price per share equal to the price paid by the underwriters to the selling stockholders in the offering.
On May 22, 2015, the Company completed a public offering of 11.5 million shares of its common stock by certain selling stockholders, which included 1.5 million shares sold by the selling stockholders to the underwriters pursuant to the grant of an option that was exercised in full. The Company did not receive any proceeds from the sale of these shares. On May 17, 2015, the Company entered into a share repurchase agreement with certain selling stockholders affiliated with Madison Dearborn and Providence Equity pursuant to which it repurchased 2.0 million shares of its common stock from such selling stockholders. This share repurchase was effected in a private, non-underwritten transaction for $36.60 per share, which was equal to the per share price paid by the underwriters to the selling stockholders in connection with the public offering completed on May 22, 2015.
On March 20, 2014, the Company repurchased and subsequently canceled $25 million aggregate principal amount of the 2019 Senior Notes from an affiliate of Providence Equity. For additional information, see Note 8 (Long-Term Debt).